Provisions for pensions - Canada plan assets (Details) - CANADA - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [abstract]
Equity Mutual Funds	26.00%	30.00%
Fixed Income Securities	25.00%	17.00%
Assets held by insurance company	49.00%	53.00%
Total	100.00%	100.00%
Plan assets [member]
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	$ 19,231	$ 17,777
Interest income on assets	806	927
Actuarial return on plan assets	728	803
Benefits paid	(1,045)	(1,002)
Participant contribution	11	17
Contributions paid by the employer	385	433
Other	(138)	(121)
Exchange differences	(1,522)	397
Fair value of plan assets at the end of the year	$ 18,456	$ 19,231